Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Concentration Of Credit Risk [Abstract]
Concentration of Credit Risk
3.  Concentration of Credit Risk

For the six months ended June 30, 2014 and 2013, the following customers accounted for the following percentages of the Company’s sales, respectively.

Customer	2014	2013
A	59%	33%
B	20%	29%
C	4%	24%

As of June 30, 2014 and December 31, 2013, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively.

Customer	2014	2013
A	56%	69%
B	35%	-%
C	-%	28%

Note 13 - Concentration of Credit Risk

Cash and cash equivalents are financial instruments which potentially subject the Company to concentrations of credit risk. The Company deposits its cash in financial institutions. At times, such deposits may be in excess of insured limits. To date, the Company has not experienced any impairment losses on its cash and cash equivalents.

Major Customers

For the years ended December 31, 2013 and 2012, three customers accounted for 86% and 68%, respectively, of the Company’s sales.  In addition, as of December 31, 2013 and 2012, those three customers accounted for 97% and 88%, respectively, of the Company’s accounts receivable.